Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000240570 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240570 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240570 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000240570 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000240570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240570 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240570 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240570 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240570 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240570 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240570 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240570 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240570 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240569 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240569 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240569 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000240569 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000240569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240569 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240569 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240569 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240569 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240569 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240569 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240569 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240571 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240571 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240571 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000240571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000240571 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240571 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240571 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240571 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240571 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240571 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240571 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240571 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240571 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220890 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220890 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220890 | India
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000220890 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000220890 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220890 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220890 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220890 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000220890 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220890 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220890 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220890 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220892 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220892 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220892 | India
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000220892 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000220892 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220892 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220892 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220892 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220892 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000220892 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220892 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220892 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220892 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220891 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220891 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220891 | India
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000220891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000220891 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220891 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220891 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000220891 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220891 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242837 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000242837 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242837 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242837 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242837 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242837 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000242837 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242837 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242837 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242837 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242837 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242837 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242837 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242836 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000242836 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242836 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242836 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242836 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242836 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000242836 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242836 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242836 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242836 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242836 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242836 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242836 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242835 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000242835 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242835 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242835 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242835 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242835 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000242835 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242835 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242835 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242835 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242835 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242835 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242835 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220887 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220887 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220887 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000220887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000220887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220887 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220887 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220889 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220889 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220889 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000220889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000220889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220889 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220889 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220888 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220888 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220888 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000220888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000220888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220888 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220888 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220888 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220888 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004878 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004878 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004878 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004878 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004878 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004878 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004878 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004878 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004878 | Philip Morris International, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004878 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004878 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004878 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004878 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000004878 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000004878 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004878 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004879 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004879 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004879 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004879 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004879 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004879 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004879 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004879 | Philip Morris International, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004879 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004879 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004879 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004879 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000004879 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000004879 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004880 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004880 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004880 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004880 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004880 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004880 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004880 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004880 | Philip Morris International, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004880 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004880 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004880 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004880 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000004880 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000004880 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004882 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004882 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004882 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004882 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004882 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004882 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004882 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004882 | Philip Morris International, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004882 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004882 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004882 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004882 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000004882 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000004882 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173964 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173964 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173964 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173964 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173964 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173964 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173964 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173964 | Philip Morris International, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173964 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173964 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000173964 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000173964 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000173964 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000173964 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.
[5]	Rounds to less than 0.1%.
[6]	Rounds to less than 0.1%.
[7]	Rounds to less than 0.1%.
[8]	Rounds to less than 0.1%.